Document and Entity Information	Mar. 12, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN TOWER CORP /MA/
Amendment Flag	true
Entity Central Index Key	0001053507
Document Type	8-K/A
Document Period End Date	Mar. 12, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14195
Entity Tax Identification Number	65-0723837
Entity Address, Address Line One	116 Huntington Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	375-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Report to include additional disclosure regarding Messrs. Bartlett’s and Smith’s compensation. The Compensation Committee (the “Committee”) of the Board considered the compensation arrangements with Messrs. Bartlett and Smith in light of the promotions. Accordingly, on April 11, 2020, the Committee approved new base salaries and cash bonus incentive targets for the year ending December 31, 2020 for Messrs. Bartlett and Smith, effective as of April 1, 2020. The information in the table below sets forth the determinations of the Committee: Name and Title 2020 Base Salary 2020 Target Cash BonusPotential (% of Base Salary / $) Thomas A. Bartlett, President and Chief Executive Officer $1,000,000 150% / $1,500,000 Rodney M. Smith, Executive Vice President, Chief Financial Officer and Treasurer $575,000 100% / $575,000 The Committee also approved promotion equity grants for Messrs. Bartlett and Smith, with award values of $4.3 million and $1.85 million, respectively, pursuant to the Company’s 2007 Equity Incentive Plan, as amended (the “Plan”). The award value for Mr. Bartlett is allocated 70% to performance-based restricted stock units (“PSUs”) and 30% to restricted stock units (“RSUs”), while the award value for Mr. Smith is allocated 60% to PSUs and 40% to RSUs. Each PSU grant is based on a three-year performance period, with the performance goals set at the beginning of the performance period. Each RSU grant vests 25% annually over four years, commencing one year from the date of grant. The number of shares subject to each of these awards will be determined using the closing price of the Company’s common stock on May 1, 2020. In addition, the Committee approved a special RSU equity grant to Mr. Bartlett with an award value of $2.0 million pursuant to the Plan. This RSU grant vests at the end of three years and is subject to forfeiture should Mr. Bartlett retire before the end of the vesting period. The number of shares subject to this award will be determined using the closing price of the Company’s common stock on May 1, 2020. (e) Also on April 11, 2020, the Committee approved a revised form of award agreement (the “Award Agreement”) for grants of PSUs pursuant to the Plan to include the Chief Executive Officer, in addition to all other PSU plan participants. Prior to this Award Agreement, the Chief Executive Officer was excluded from either a full or pro rata payout of PSUs earned based on Company performance after the Scheduled Vesting Date in the event of a Separation Event or Qualified Retirement (each as defined in the Award Agreement). Consistent with this revised Award Agreement, the Committee confirmed that the vesting of all of Mr. Bartlett’s outstanding grants of PSUs would not be subject to any change and will be consistent with the vesting terms applicable to all the other PSU plan participants. A copy of the Award Agreement for the PSUs is filed herewith as Exhibit 10.1, and the foregoing description of the form of award agreement is qualified in its entirety by reference to the terms and provisions thereof.
Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AMT
Security Exchange Name	NYSE
1.375% Senior Notes due 2025
Document And Entity Information [Line Items]
Title of 12(b) Security	1.375% Senior Notes due 2025
Trading Symbol	AMT 25A
Security Exchange Name	NYSE
1.950% Senior Notes due 2026
Document And Entity Information [Line Items]
Title of 12(b) Security	1.950% Senior Notes due 2026
Trading Symbol	AMT 26B
Security Exchange Name	NYSE